UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.      REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 28, 2013

Moody’s Rating	Percentage of Fund Investments
A1	2.09%
A2	2.37%
A3	3.93%
Aa1	0.63%
Aa2	1.32%
Aa3	0.95%
Aaa	70.13%
Ba1	0.10%
Ba3	0.05%
Baa1	4.97%
Baa2	6.08%
Baa3	2.48%
Withdrawn Rating	0.06%
Not Rated	2.39%
Short Term Investments	2.45%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$974.90	$2.47

Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.53

Class L
Actual	$1,000.00	$973.50	$3.65

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$3.74

*Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Initial Class shares and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC
$ 1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	$	1,042,876
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017(a)		1,047,311
2,500,000	Series 2012-3A, Class A 2.10%, 03/20/2019(a)		2,455,487
1,966,667	CAL Funding II Ltd Series 2013-1A, Class A
	3.35%, 03/27/2028		1,932,970
2,312,500	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A
	3.81%, 09/18/2027		2,309,320
520,865	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3
	5.50%, 08/25/2025		516,081

TOTAL ASSET-BACKED SECURITIES — 0.98% (Cost $9,308,090)		$	9,304,045

BANK LOANS
2,138,889	Express Scripts Inc
	2.03%, 08/29/2016		2,141,563

BANK LOANS — 0.23%
(Cost $2,135,257)		$	2,141,563

BONDS AND NOTES
Basic Materials — 1.82%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014		530,015
1,200,000	9.38%, 04/08/2019		1,513,960
1,500,000	CF Industries Inc
	7.13%, 05/01/2020		1,794,549
500,000	Cliffs Natural Resources Inc(b)
	5.90%, 03/15/2020		481,804
500,000	Dow Chemical Co
	5.70%, 05/15/2018		570,099
1,000,000	FMC Corp
	5.20%, 12/15/2019		1,107,558
2,000,000	Freeport-McMoRan Copper & Gold Inc(a)
	2.38%, 03/15/2018		1,902,152
	International Paper Co
500,000	5.30%, 04/01/2015		534,266
500,000	4.75%, 02/15/2022		526,144
2,000,000	Lubrizol Corp
	6.50%, 10/01/2034		2,521,974
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023		1,850,082
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019(c)		649,546
500,000	7.13%, 07/15/2028		612,649
500,000	Teck Resources Ltd
	4.50%, 01/15/2021		502,270

Principal Amount		Value

Basic Materials — (continued)
$ 250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	$246,924
	Xstrata Finance Canada Ltd(a)
1,000,000	2.05%, 10/23/2015	1,000,316
500,000	5.80%, 11/15/2016	545,427
500,000	6.00%, 11/15/2041	447,830

		17,337,565

Communications — 2.67%
500,000	Alltel Corp
	7.00%, 03/15/2016	573,284
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	1,073,290
	AT&T Inc
500,000	5.60%, 05/15/2018(b)	578,221
500,000	6.15%, 09/15/2034	551,180
1,000,000	5.35%, 09/01/2040	1,011,839
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018	1,435,748
500,000	Cellco Partnership / Verizon Wireless Capital LLC
	7.38%, 11/15/2013	511,916
500,000	Comcast Corp
	5.15%, 03/01/2020	571,643
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	1,147,475
500,000	Deutsche Telekom International Finance BV(c)
	8.75%, 06/15/2030	693,635
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	3.13%, 02/15/2016	518,880
2,000,000	1.75%, 01/15/2018	1,930,848
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	972,116
3,300,000	3.50%, 03/01/2023	3,110,874
1,500,000	NBCUniversal Enterprise Inc(a)
	1.97%, 04/15/2019	1,459,885
1,000,000	News America Inc
	8.50%, 02/23/2025	1,272,376
1,500,000	Orange SA
	5.38%, 07/08/2019	1,650,250
1,600,000	Pacific Bell Telephone Co
	7.13%, 03/15/2026	1,957,701
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	531,455
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015	703,695
500,000	Telecom Italia Capital SA
	6.18%, 06/18/2014	517,499
1,000,000	Telefonica Emisiones SAU
	5.46%, 02/16/2021	1,030,944
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	546,145
500,000	6.00%, 04/01/2041	560,982

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
$ 500,000	Vodafone Group PLC
	5.63%, 02/27/2017	$	555,779

			25,467,660

Consumer, Cyclical — 1.65%
2,500,000	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025		2,362,500
1,500,000	Arrow Electronics Inc
	3.00%, 03/01/2018		1,497,843
1,000,000	Carnival Corp
	1.20%, 02/05/2016		992,803
	Cintas Corp No 2
1,175,000	2.85%, 06/01/2016		1,226,707
250,000	4.30%, 06/01/2021		261,804
2,873,265	CVS Pass-Through Trust
	6.04%, 12/10/2028		3,240,902
	Home Depot Inc
500,000	5.40%, 03/01/2016		557,143
3,000,000	4.40%, 04/01/2021		3,292,941
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016		259,209
500,000	Mattel Inc
	4.35%, 10/01/2020		526,368
1,000,000	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025		962,500
500,000	Wal-Mart Stores Inc
	6.20%, 04/15/2038		613,530

			15,794,250

Consumer, Non-cyclical — 2.42%
3,000,000	AbbVie Inc(a)
	1.75%, 11/06/2017		2,939,151
500,000	Alberto-Culver Co
	5.15%, 06/01/2020		561,106
1,000,000	Amgen Inc
	6.90%, 06/01/2038		1,226,662
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033		587,295
1,000,000	Anheuser-Busch InBev Worldwide Inc
	8.20%, 01/15/2039		1,466,798
	Avon Products Inc
2,350,000	6.50%, 03/01/2019(b)		2,626,844
2,000,000	4.60%, 03/15/2020		2,022,110
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016		1,026,686
1,000,000	Diageo Investment Corp
	2.88%, 05/11/2022		965,460
750,000	Ingredion Inc
	4.63%, 11/01/2020		793,237
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016		518,504
500,000	Mondelez International Inc
	5.38%, 02/10/2020		560,827

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 1,000,000	Moody’s Corp
	4.50%, 09/01/2022	$	1,001,632
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016		285,802
1,500,000	Total System Services Inc
	2.38%, 06/01/2018		1,453,269
2,000,000	Western Union Co
	2.88%, 12/10/2017		2,005,144
130,000	Woolworths Ltd(a)
	2.55%, 09/22/2015		134,230
	Wyeth LLC
1,000,000	6.45%, 02/01/2024		1,238,064
1,000,000	5.95%, 04/01/2037		1,173,313
500,000	Zoetis Inc(a)
	3.25%, 02/01/2023		475,059

			23,061,193

Energy — 2.59%
1,300,000	BP Capital Markets PLC
	4.74%, 03/11/2021		1,414,520
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022		1,015,978
1,000,000	ConocoPhillips
	5.90%, 10/15/2032		1,159,757
500,000	EQT Corp
	8.13%, 06/01/2019		609,576
1,250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016		1,441,605
2,546,367	Kern River Funding Corp(a)
	4.89%, 04/30/2018		2,747,596
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020		570,569
500,000	Northwest Pipeline GP
	7.13%, 12/01/2025		606,250
2,312,000	Occidental Petroleum Corp
	9.25%, 08/01/2019		3,141,150
750,000	Panhandle Eastern Pipe Line Co LP
	6.20%, 11/01/2017		867,708
1,000,000	Petro-Canada
	6.80%, 05/15/2038		1,158,882
	Petrobras International Finance Co - Pifco
500,000	5.75%, 01/20/2020		520,189
750,000	6.75%, 01/27/2041		749,296
500,000	Phillips 66
	4.30%, 04/01/2022		516,613
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014		261,866
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038		1,073,986
1,000,000	Tennessee Gas Pipeline Co LLC
	7.00%, 10/15/2028		1,214,470
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018		1,173,840

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
	Transocean Inc
$ 500,000	4.95%, 11/15/2015	$	536,296
500,000	6.00%, 03/15/2018		560,321
	Valero Energy Corp
500,000	6.13%, 06/15/2017		574,409
500,000	7.50%, 04/15/2032		610,322
1,750,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019		2,212,387

			24,737,586

Financial — 9.75%
978,261	ALEX Alpha LLC
	1.62%, 08/15/2024		932,936
1,000,000	American Express Co
	8.15%, 03/19/2038		1,442,650
2,625,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018		3,293,619
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020		568,390
	Bank of America Corp
500,000	4.50%, 04/01/2015		524,463
1,000,000	1.25%, 01/11/2016		986,148
500,000	5.75%, 12/01/2017		555,688
500,000	Bank of America NA
	6.00%, 10/15/2036		555,982
500,000	Barclays Bank PLC
	5.00%, 09/22/2016		552,391
1,393,752	BGS CTL Pass Through Trust Series 2009(d)
	6.36%, 06/15/2033		1,554,573
3,194,008	Caledonia Generating LLC(a)
	1.95%, 02/28/2022		3,166,253
500,000	Camden Property Trust
	5.38%, 12/15/2013		510,041
1,500,000	Canadian Imperial Bank of Commerce/Canada
	0.90%, 10/01/2015		1,500,922
500,000	Charles Schwab Corp
	4.45%, 07/22/2020		540,215
	Citigroup Inc
1,000,000	1.30%, 04/01/2016		988,137
500,000	6.13%, 11/21/2017		568,274
1,000,000	8.50%, 05/22/2019		1,260,027
500,000	5.38%, 08/09/2020		552,900
500,000	6.63%, 01/15/2028		568,825
500,000	5.85%, 12/11/2034		539,183
500,000	CME Group Inc(a)
	4.40%, 03/15/2018		542,497
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017		1,050,229
750,000	Deutsche Bank AG/London(b)
	3.45%, 03/30/2015		782,940
1,000,000	Duke Realty LP
	6.75%, 03/15/2020		1,147,606
2,942,839	Durrah MSN 35603
	1.68%, 01/22/2025		2,793,937

Principal Amount			Value

Financial — (continued)
$ 1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022	$	991,205
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015		1,179,177
1,500,000	3.00%, 06/12/2017		1,503,162
1,500,000	6.63%, 08/15/2017		1,697,689
1,000,000	8.13%, 01/15/2020		1,204,573
	General Electric Capital Corp
500,000	5.63%, 09/15/2017		566,335
1,500,000	1.63%, 04/02/2018		1,461,130
1,000,000	4.63%, 01/07/2021		1,068,408
1,000,000	6.75%, 03/15/2032		1,199,025
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015		791,147
1,000,000	5.75%, 10/01/2016		1,112,389
2,500,000	6.15%, 04/01/2018		2,817,100
1,000,000	6.25%, 02/01/2041		1,130,984
3,000,000	Goodman Funding Pty Ltd(a)
	6.38%, 04/15/2021		3,359,772
500,000	Health Care REIT Inc
	2.25%, 03/15/2018		490,916
1,000,000	HSBC Finance Corp
	5.50%, 01/19/2016		1,098,582
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021		549,330
1,000,000	4.88%, 01/14/2022		1,079,334
1,000,000	6.10%, 01/14/2042		1,163,333
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017		1,018,246
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		524,582
2,000,000	6.00%, 01/15/2018		2,282,324
1,000,000	4.35%, 08/15/2021		1,041,743
	KFW
1,000,000	4.88%, 01/17/2017		1,130,900
1,000,000	4.38%, 03/15/2018		1,127,840
500,000	2.75%, 09/08/2020		511,400
2,000,000	Kimco Realty Corp
	3.13%, 06/01/2023		1,850,412
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017		519,400
500,000	Lincoln National Corp
	6.25%, 02/15/2020		573,308
1,000,000	Markel Corp
	3.63%, 03/30/2023		952,171
2,310,000	Massachusetts Mutual Life Insurance Co(a)
	8.88%, 06/01/2039		3,385,298
500,000	Merrill Lynch & Co Inc
	6.05%, 05/16/2016		541,404
1,000,000	MetLife Inc
	6.50%, 12/15/2032		1,215,212
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018		1,109,967
	Morgan Stanley
750,000	6.00%, 05/13/2014		780,037
500,000	6.63%, 04/01/2018		566,727
500,000	5.63%, 09/23/2019		537,416

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$ 500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	$	515,544
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039		619,943
2,000,000	Nomura Holdings Inc
	5.00%, 03/04/2015		2,111,802
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015		509,800
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020		1,116,343
2,000,000	Pricoa Global Funding I(a)
	1.60%, 05/29/2018		1,928,822
500,000	Protective Life Corp
	8.45%, 10/15/2039		642,015
2,886,431	Santa Rosa Leasing LLC
	1.47%, 11/03/2024		2,736,184
2,750,000	SunAmerica Financial Group Inc
	7.50%, 07/15/2025		3,316,439
250,000	Susa Partnership LP
	7.50%, 12/01/2027		301,300
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039		610,621
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015		515,350
1,750,000	UBS AG/Stamford CT
	4.88%, 08/04/2020		1,932,357
1,922,021	Union 13 Leasing LLC
	1.68%, 12/19/2024		1,833,825
1,600,000	US Bancorp/MN
	2.20%, 11/15/2016		1,641,195
	Wells Fargo & Co
500,000	5.13%, 09/15/2016		552,539
500,000	5.38%, 02/07/2035		544,236

			93,039,119

Industrial — 2.03%
500,000	Agilent Technologies Inc
	5.50%, 09/14/2015		545,537
	Amphenol Corp
500,000	4.75%, 11/15/2014		523,967
1,000,000	4.00%, 02/01/2022		997,943
1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016		1,046,151
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020		822,367
802,189	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023		855,735
812,118	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019		909,573
1,651,899	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018		1,651,207
264,889	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013		272,780

Principal Amount			Value

Industrial — (continued)
$ 500,000	Kennametal Inc
	3.88%, 02/15/2022	$	486,633
500,000	Lennox International Inc
	4.90%, 05/15/2017		532,678
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022		932,158
3,000,000	Snap-on Inc
	6.13%, 09/01/2021		3,497,172
1,015,387	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030		1,179,452
438,186	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031		506,325
1,325,000	United Technologies Corp
	6.05%, 06/01/2036		1,604,419
3,000,000	URS Corp(a)(c)
	4.35%, 04/01/2017		3,056,214

			19,420,311

Technology — 0.99%
500,000	Applied Materials Inc
	2.65%, 06/15/2016		518,229
500,000	Computer Sciences Corp
	6.50%, 03/15/2018		558,423
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015		513,189
	Hewlett-Packard Co
1,500,000	2.13%, 09/13/2015		1,518,129
3,000,000	3.30%, 12/09/2016		3,114,144
1,500,000	HP Enterprise Services LLC
	6.00%, 08/01/2013		1,505,988
1,500,000	Xerox Corp
	6.35%, 05/15/2018		1,719,120

			9,447,222

Utilities — 1.99%
1,000,000	Atmos Energy Corp
	8.50%, 03/15/2019		1,307,373
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040		1,137,547
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039		1,535,485
945,439	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031		1,040,127
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022		967,795
500,000	5.40%, 11/01/2024		566,734
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020		554,782
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037		561,813
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019		615,031
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017		1,710,421

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Utilities — (continued)
$ 500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	$	549,957
500,000	Ohio Power Co
	4.85%, 01/15/2014		511,360
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038		1,354,330
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034		1,165,925
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020		549,754
381,000	Pnpp II Funding Corp
	8.83%, 05/30/2016		418,955
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019		580,079
500,000	Southwestern Public Service Co
	8.75%, 12/01/2018		643,671
500,000	TECO Finance Inc
	4.00%, 03/15/2016		533,024
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019		1,330,421
500,000	Union Electric Co
	8.45%, 03/15/2039		784,511
500,000	Westar Energy Inc
	6.00%, 07/01/2014		525,312

			18,944,407

TOTAL BONDS AND NOTES — 25.91% (Cost $246,293,519)			$247,249,313

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015		551,500
500,000	6.00%, 01/17/2017		562,500
500,000	4.88%, 01/22/2021		533,750
500,000	Canada Government International Bond(b)
	2.38%, 09/10/2014		512,150
	European Investment Bank
500,000	3.00%, 04/08/2014		510,035
500,000	2.88%, 01/15/2015		518,700
500,000	5.13%, 09/13/2016		564,300
2,000,000	5.13%, 05/30/2017		2,282,580
500,000	2.88%, 09/15/2020		502,500
1,000,000	Hydro-Quebec
	1.38%, 06/19/2017		996,600
1,000,000	International Bank for Reconstruction & Development
	7.63%, 01/19/2023		1,408,630
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023		1,204,541
	Mexico Government International Bond
500,000	5.63%, 01/15/2017		555,750
500,000	5.13%, 01/15/2020		549,500
500,000	6.75%, 09/27/2034		590,000
	Province of British Columbia
1,000,000	2.10%, 05/18/2016		1,036,500

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
$ 1,000,000	2.65%, 09/22/2021	$	995,530
1,000,000	7.25%, 09/01/2036		1,480,140
1,000,000	Province of Manitoba Canada
	2.63%, 07/15/2015		1,038,800
	Province of Ontario Canada
500,000	4.10%, 06/16/2014		517,547
1,000,000	2.30%, 05/10/2016		1,037,000
3,000,000	1.65%, 09/27/2019		2,865,900
1,000,000	4.40%, 04/14/2020		1,108,804

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.30% (Cost $22,057,322)			$21,923,257

MORTGAGE-BACKED SECURITIES
1,362,704	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029		1,420,367
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2003-PWR2, Class A4
155,161	5.19%, 05/11/2039		155,505
	Adjusted Series 2005-T20, Class A4A
1,330,000	5.30%, 10/12/2042(c)		1,434,006
625,127	Commercial Mortgage Trust Series 2003-C2, Class A4
	4.92%, 01/05/2036		627,900
	Federal Home Loan Mortgage Corp
111,759	5.00%, 12/01/2017		118,074
115,410	5.50%, 02/01/2018		123,667
103,501	5.00%, 04/01/2018		109,370
122,062	5.50%, 05/01/2018		130,745
223,722	5.00%, 08/01/2018		236,411
120,551	5.00%, 12/01/2020		129,143
149,215	4.00%, 01/01/2021		157,077
151,439	5.00%, 04/01/2021		162,232
64,328	5.00%, 05/01/2021		68,913
96,838	5.50%, 05/01/2021		104,848
199,385	5.50%, 06/01/2022		215,864
2,090,858	2.50%, 11/01/2022		2,133,584
46,217	5.00%, 03/01/2023		49,497
256,179	4.50%, 06/01/2024		270,142
330,805	5.00%, 09/01/2024		357,143
320,250	4.00%, 02/01/2025		335,966
512,703	3.50%, 12/01/2025		540,725
1,674,572	4.00%, 05/01/2026		1,759,254
721,852	3.50%, 08/01/2026		758,910
1,652,462	3.00%, 12/01/2026		1,703,496
1,459,775	3.00%, 04/01/2027		1,501,560
33,318	7.50%, 05/01/2027		39,289
918,908	2.50%, 09/01/2027		925,373
2,510,183	3.00%, 09/01/2027		2,591,701
1,483,305	2.50%, 05/01/2028		1,492,615
23,079	6.50%, 04/01/2029		26,460
4,869	7.50%, 08/01/2030		5,805
1,101,703	3.50%, 04/01/2032		1,139,282
225,818	6.50%, 11/01/2032		253,412
413,443	6.50%, 11/01/2032		467,159

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 375,709	6.50%, 11/01/2032	$423,726
1,939,903	3.00%, 12/01/2032	1,965,901
468,882	5.50%, 06/01/2033	508,139
199,827	4.50%, 08/01/2033	211,050
94,524	5.00%, 02/01/2034	101,524
103,416	5.00%, 07/01/2034	110,834
438,570	5.00%, 09/01/2035	478,688
167,215	6.00%, 03/01/2036	181,738
80,002	6.00%, 04/01/2036	86,654
351,190	5.50%, 05/01/2036	378,271
513,158	5.00%, 06/01/2036	548,759
222,971	6.00%, 11/01/2036	242,162
149,981	6.00%, 12/01/2036	162,890
435,822	5.50%, 05/01/2037	471,784
128,849	5.50%, 05/01/2037	138,422
1,105,146	5.50%, 10/01/2037	1,206,311
375,518	6.50%, 11/01/2037	422,285
135,930	6.00%, 04/01/2038	148,210
1,015,891	5.50%, 05/01/2038	1,092,240
348,248	5.00%, 06/01/2038	371,273
554,397	4.50%, 06/01/2039	592,667
982,614	4.50%, 07/01/2039	1,062,314
338,334	4.50%, 11/01/2039	356,225
2,411,742	4.00%, 12/01/2039	2,508,487
645,284	5.00%, 12/01/2039	707,261
1,600,785	5.00%, 02/01/2040	1,756,084
1,790,478	4.50%, 05/01/2040	1,929,069
1,390,438	5.00%, 05/01/2040	1,497,342
512,249	4.50%, 07/01/2040	539,866
819,998	5.00%, 08/01/2040	885,654
999,987	4.00%, 11/01/2040	1,040,486
2,451,624	4.00%, 02/01/2041	2,574,421
860,083	4.00%, 04/01/2041	896,841
1,081,839	4.50%, 06/01/2041	1,142,401
1,466,752	4.50%, 07/01/2041	1,548,862
1,578,152	3.50%, 02/01/2042	1,600,743
1,830,258	3.50%, 03/01/2042	1,856,458
1,067,776	3.50%, 06/01/2042	1,083,061
1,341,248	3.50%, 07/01/2042	1,360,448
2,189,310	3.50%, 08/01/2042	2,220,650
948,808	3.00%, 09/01/2042	926,245
952,640	3.00%, 09/01/2042	922,215
1,959,415	3.00%, 11/01/2042	1,912,819
1,895,417	3.50%, 11/01/2042	1,922,550
747,565	3.00%, 03/01/2043	729,788
745,862	3.00%, 04/01/2043	728,125
2,943,488	3.50%, 04/01/2043	2,986,847
	Federal National Mortgage Association
725	6.50%, 12/01/2013	727
77,431	6.00%, 07/01/2017	82,801
65,607	5.00%, 06/01/2018	70,082
131,122	4.00%, 04/01/2019	138,529
54,828	5.00%, 10/01/2020	58,555
81,135	6.00%, 05/01/2021	88,698
272,271	3.50%, 06/01/2021	284,690
47,237	6.00%, 12/01/2021	52,016
1,672,234	3.00%, 08/01/2022	1,746,274
36,693	8.00%, 11/01/2022	41,076
2,138,224	2.50%, 02/01/2023	2,197,872

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 305,618	5.00%, 01/01/2024	$331,315
1,162,522	4.50%, 05/01/2024	1,232,476
951,034	4.00%, 07/01/2024	1,022,243
381,680	4.00%, 02/01/2025	403,218
95,093	4.00%, 02/01/2025	100,246
1,167,879	4.50%, 06/01/2025	1,238,466
1,206,366	4.00%, 01/01/2026	1,272,500
2,988,389	3.50%, 03/01/2026	3,115,079
1,407,365	3.00%, 12/01/2026	1,449,247
703,488	2.50%, 09/01/2027	703,111
2,202,150	3.00%, 09/01/2027	2,269,541
845,987	2.50%, 10/01/2027	845,533
2,432,938	2.50%, 02/01/2028	2,450,108
155,623	6.00%, 01/01/2029	174,836
467,015	4.50%, 01/01/2030	494,892
439,080	4.50%, 05/01/2030	465,317
1,222,153	4.00%, 09/01/2030	1,274,677
154,273	8.00%, 10/01/2030	179,059
1,016,664	3.50%, 01/01/2032	1,048,033
810,406	3.50%, 04/01/2032	834,530
816,817	3.50%, 04/01/2032	841,322
154,417	6.50%, 06/01/2032	173,704
120,587	7.00%, 07/01/2032	135,167
250,752	6.50%, 08/01/2032	282,776
1,845,735	3.00%, 09/01/2032	1,864,651
1,263,107	3.50%, 02/01/2033	1,301,220
1,498,427	5.50%, 03/01/2033	1,639,960
197,888	5.50%, 05/01/2033	220,892
328,540	5.00%, 07/01/2033	355,419
88,392	5.00%, 09/01/2033	95,623
155,839	5.00%, 09/01/2033	168,588
596,398	5.00%, 12/01/2033	645,191
90,925	5.50%, 01/01/2034	99,513
74,810	5.50%, 01/01/2034	82,022
857,639	5.50%, 03/01/2034	955,006
944,799	5.50%, 05/01/2034	1,035,884
279,531	5.50%, 02/01/2035	305,934
365,756	6.00%, 02/01/2035	402,878
88,501	5.00%, 07/01/2035	95,287
273,221	5.00%, 09/01/2035	295,574
341,395	5.00%, 09/01/2035	367,576
411,636	5.50%, 09/01/2035	448,941
367,716	6.00%, 10/01/2035	402,666
612,593	5.50%, 11/01/2035	668,111
109,016	6.00%, 11/01/2035	119,377
49,128	5.50%, 12/01/2035	53,580
178,229	6.00%, 12/01/2035	197,406
288,864	6.00%, 02/01/2036	316,320
306,275	5.50%, 04/01/2036	332,280
175,884	5.50%, 04/01/2036	190,756
168,505	6.00%, 04/01/2036	184,520
1,465,553	6.00%, 04/01/2036	1,594,803
751,079	5.50%, 05/01/2036	819,146
240,887	6.00%, 06/01/2036	266,695
140,648	6.00%, 07/01/2036	153,052
79,954	6.50%, 08/01/2036	92,032
493,703	5.50%, 10/01/2036	542,280
518,019	5.50%, 11/01/2036	562,002
181,376	5.00%, 05/01/2037	194,923
290,477	5.00%, 07/01/2037	314,242

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 211,661	6.00%, 08/01/2037	$230,022
1,263,833	5.00%, 03/01/2038	1,358,225
1,580,406	6.00%, 03/01/2038	1,717,501
216,193	6.00%, 03/01/2038	239,433
968,172	6.00%, 03/01/2038	1,070,955
821,502	5.50%, 06/01/2038	891,894
660,572	5.50%, 07/01/2038	727,668
158,328	5.50%, 11/01/2038	173,849
1,427,203	6.00%, 11/01/2038	1,556,389
1,194,104	4.50%, 04/01/2039	1,285,305
753,447	4.50%, 05/01/2039	798,160
420,139	6.00%, 05/01/2039	458,100
1,291,316	4.50%, 06/01/2039	1,394,296
1,176,589	4.50%, 06/01/2039	1,270,369
1,367,395	5.00%, 07/01/2039	1,469,522
2,234,148	4.50%, 08/01/2039	2,411,619
488,561	4.50%, 08/01/2039	527,345
2,582,247	5.00%, 08/01/2039	2,846,251
676,835	5.50%, 08/01/2039	735,841
613,674	5.00%, 12/01/2039	676,642
1,086,405	5.00%, 12/01/2039	1,215,443
983,338	4.50%, 03/01/2040	1,061,235
1,248,641	4.50%, 06/01/2040	1,322,946
1,516,064	5.00%, 06/01/2040	1,672,183
796,877	4.50%, 08/01/2040	855,887
336,050	4.50%, 09/01/2040	360,974
2,114,211	4.50%, 11/01/2040	2,271,600
711,222	4.50%, 11/01/2040	753,546
1,039,832	5.00%, 11/01/2040	1,141,222
831,234	5.00%, 01/01/2041	935,930
1,480,825	4.00%, 02/01/2041	1,543,447
4,037,444	4.00%, 02/01/2041	4,226,088
1,684,611	4.50%, 03/01/2041	1,809,068
5,043,207	4.50%, 06/01/2041	5,413,634
1,026,901	4.50%, 09/01/2041	1,102,774
1,165,980	4.50%, 10/01/2041	1,252,426
2,498,909	4.00%, 12/01/2041	2,618,338
1,900,460	4.00%, 01/01/2042	1,982,608
2,536,854	4.50%, 01/01/2042	2,734,895
2,352,927	4.00%, 02/01/2042	2,454,634
896,941	3.50%, 06/01/2042	912,285
3,668,861	3.50%, 07/01/2042	3,742,029
2,562,895	4.00%, 07/01/2042	2,675,268
5,999,380	3.00%, 09/01/2042	5,869,979
2,170,855	3.50%, 09/01/2042	2,209,348
1,920,553	3.50%, 10/01/2042	1,952,248
4,380,716	3.00%, 12/01/2042	4,286,235
3,199,462	3.00%, 02/01/2043	3,130,426
1,912,702	3.50%, 02/01/2043	1,944,268
2,923,146	3.00%, 03/01/2043	2,836,940
3,376,155	3.00%, 03/01/2043	3,244,415
2,468,878	3.50%, 03/01/2043	2,510,677
	Government National Mortgage Association
13,371	9.00%, 01/15/2017	14,544
189,588	5.00%, 09/15/2018	203,813
15,916	9.00%, 04/15/2021	17,118
34,875	7.00%, 07/15/2025	39,955
16,391	7.50%, 12/15/2025	18,612
594,067	3.50%, 02/15/2026	624,314

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 480,689	4.00%, 04/20/2026	$504,156
1,024,966	3.50%, 11/20/2026	1,076,402
768,279	3.50%, 01/15/2027	807,317
4,389,670	2.50%, 04/15/2027	4,437,309
873,354	3.00%, 06/20/2027	903,384
711,433	5.00%, 11/15/2033	774,489
185,188	5.50%, 12/15/2035	202,799
234,938	5.00%, 12/20/2035	257,507
406,528	6.00%, 01/20/2036	452,322
543,124	5.50%, 02/20/2036	596,747
214,359	5.50%, 04/15/2037	234,704
1,594,014	5.00%, 01/15/2039	1,726,266
767,212	5.00%, 02/15/2039	830,867
1,612,924	4.50%, 03/15/2039	1,718,224
2,738,893	5.00%, 06/15/2039	3,009,364
1,241,564	4.00%, 11/15/2039	1,305,485
1,917,488	4.50%, 01/20/2040	2,069,662
3,235,542	4.50%, 02/15/2040	3,461,020
2,622,978	4.00%, 05/20/2040	2,762,482
1,462,656	4.00%, 07/15/2040	1,545,749
1,041,943	4.50%, 07/20/2040	1,117,410
506,341	5.50%, 07/20/2040	554,002
911,602	4.50%, 09/20/2040	982,706
2,392,550	4.00%, 10/15/2040	2,542,602
2,779,293	4.00%, 01/15/2041	2,918,386
1,030,219	5.00%, 03/20/2041	1,136,204
1,567,267	4.00%, 08/15/2041	1,645,703
1,229,644	4.00%, 08/15/2041	1,291,183
316,909	4.50%, 12/20/2041	340,201
1,901,479	3.50%, 02/15/2042	1,964,341
2,783,753	3.50%, 06/15/2042	2,861,363
1,345,940	3.50%, 06/15/2042	1,383,464
4,040,798	3.50%, 06/20/2042	4,154,128
3,142,450	4.00%, 06/20/2042	3,306,850
5,069,559	3.50%, 08/15/2042	5,210,896
1,980,129	3.00%, 10/15/2042	1,962,272
934,414	3.50%, 11/20/2042	934,164
3,969,401	3.00%, 02/15/2043	3,933,607
988,923	3.00%, 02/15/2043	980,006
1,478,799	3.00%, 02/15/2043	1,465,464
3,028,719	3.00%, 04/20/2043	2,939,416
1,250,000	GS Mortgage Securities Corp II Series Series 2005-GG4, Class A4 4.76%, 07/10/2039	1,322,730
500,000	JPMorgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM(c)
	5.41%, 12/15/2044	540,374
	Morgan Stanley Capital I Trust
	Series 2005-IQ10, Class A4A
1,467,618	5.23%, 09/15/2042	1,563,659
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,226,544
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,350,729

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 2,694,000	Wachovia Bank Commercial Mortgage Trust Series Series 2005-C20, Class A7
	5.12%, 07/15/2042	$2,877,319
403,082	Wachovia Commercial Mortgage Pass-Through Certificates Series 2004-C10, Class A4
	4.75%, 02/15/2041	408,541
1,657,730	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	1,730,290

TOTAL MORTGAGE-BACKED SECURITIES — 30.57%
(Cost $293,295,946)		$291,688,898

MUNICIPAL BONDS AND NOTES
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	580,670
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,067,520

TOTAL MUNICIPAL BONDS AND NOTES — 0.17%
(Cost $1,497,559)		$1,648,190

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,300,000	5.25%, 06/18/2014	1,363,359
5,250,000	5.50%, 08/13/2014(b)	5,562,028
1,250,000	4.75%, 12/16/2016(b)	1,411,959
	Federal Home Loan Mortgage Corp
2,500,000	3.00%, 07/28/2014(b)	2,572,535
750,000	1.00%, 08/20/2014	756,155
1,250,000	2.88%, 02/09/2015	1,300,569
4,000,000	0.50%, 04/17/2015(b)	4,009,552
1,500,000	5.25%, 04/18/2016	1,688,518
1,250,000	5.50%, 07/18/2016(b)	1,427,005
1,000,000	3.75%, 03/27/2019	1,099,241
	Federal National Mortgage Association
750,000	2.50%, 05/15/2014	764,891
1,000,000	1.13%, 06/27/2014	1,009,038
750,000	3.00%, 09/16/2014	775,163
1,500,000	5.00%, 04/15/2015	1,623,049
1,000,000	4.38%, 10/15/2015	1,086,470
3,250,000	1.25%, 09/28/2016	3,287,154
2,700,000	5.00%, 05/11/2017	3,081,424
500,000	Resolution Funding Corp
	9.38%,10/15/2020	734,311

Principal Amount			Value

U.S. Government Agency Bonds and Notes — (continued)
	Tennessee Valley Authority
$ 750,000	3.88%, 02/15/2021	$	811,010
1,750,000	1.88%, 08/15/2022(b)		1,603,438
1,260,000	7.13%, 05/01/2030		1,737,220

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.95%
(Cost $36,995,253)		$	37,704,089

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,500,000	0.13%, 07/31/2014		4,496,310
2,000,000	2.63%, 07/31/2014		2,052,266
1,750,000	0.50%, 08/15/2014		1,755,742
9,400,000	0.25%, 08/31/2014		9,404,042
3,250,000	2.38%, 08/31/2014		3,331,503
1,700,000	0.25%, 09/15/2014		1,700,598
5,500,000	0.50%, 10/15/2014		5,519,767
7,000,000	0.25%, 10/31/2014		7,002,737
1,500,000	2.38%, 10/31/2014		1,542,774
5,250,000	0.38%, 11/15/2014		5,260,663
4,500,000	2.63%, 12/31/2014		4,659,610
4,000,000	0.25%, 01/15/2015		3,999,220
1,000,000	0.25%, 02/15/2015		999,414
7,900,000	4.00%, 02/15/2015		8,373,384
2,000,000	0.25%, 02/28/2015		1,998,516
4,550,000	0.25%, 03/31/2015		4,545,022
5,000,000	2.50%, 03/31/2015		5,190,430
2,900,000	0.38%, 04/15/2015		2,902,604
3,000,000	0.13%, 04/30/2015		2,988,633
750,000	2.13%, 05/31/2015		775,430
2,000,000	1.88%, 06/30/2015		2,060,000
4,200,000	0.25%, 07/15/2015		4,188,517
2,000,000	1.75%, 07/31/2015		2,056,562
8,200,000	4.25%, 08/15/2015		8,867,529
4,400,000	0.25%, 09/15/2015		4,382,127
5,250,000	1.25%, 09/30/2015		5,345,566
1,000,000	0.38%, 11/15/2015		997,812
5,800,000	4.50%, 11/15/2015		6,349,643
4,500,000	1.38%, 11/30/2015		4,595,625
3,700,000	2.13%, 12/31/2015		3,848,289
2,250,000	0.38%, 03/15/2016		2,238,048
3,000,000	0.25%, 04/15/2016		2,971,173
6,600,000	2.00%, 04/30/2016		6,853,691
1,350,000	7.25%, 05/15/2016		1,604,391
1,000,000	1.75%, 05/31/2016		1,031,406
2,000,000	3.25%, 05/31/2016		2,150,624
2,650,000	1.50%, 06/30/2016		2,713,974
2,500,000	3.25%, 06/30/2016		2,691,015
1,000,000	3.25%, 07/31/2016		1,077,188
4,800,000	4.88%, 08/15/2016(b)		5,415,000
750,000	1.00%, 08/31/2016		755,801
3,900,000	1.00%, 10/31/2016		3,923,158
3,800,000	3.13%, 10/31/2016		4,087,968
1,600,000	0.88%, 11/30/2016		1,601,000
5,000,000	0.88%, 12/31/2016		4,996,875
2,900,000	3.25%, 12/31/2016		3,138,116
1,000,000	0.88%, 02/28/2017		997,500
7,500,000	0.88%, 04/30/2017		7,462,500
750,000	4.50%, 05/15/2017		849,433

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$ 2,000,000	0.63%,	05/31/2017	$1,968,124
1,775,000	2.75%,	05/31/2017	1,892,594
2,000,000	2.50%,	06/30/2017	2,113,124
2,100,000	2.38%,	07/31/2017	2,207,625
3,200,000	4.75%,	08/15/2017	3,672,998
3,500,000	0.63%,	08/31/2017	3,428,085
1,750,000	1.88%,	08/31/2017	1,803,046
3,500,000	1.88%,	09/30/2017	3,603,908
1,000,000	0.75%,	10/31/2017	981,172
500,000	1.88%,	10/31/2017	514,453
4,000,000	0.75%,	12/31/2017(b)	3,913,436
1,000,000	2.75%,	12/31/2017	1,066,484
500,000	2.63%,	01/31/2018	530,625
4,400,000	3.50%,	02/15/2018	4,841,720
2,250,000	0.75%,	03/31/2018	2,190,058
3,000,000	0.63%,	04/30/2018	2,899,218
500,000	2.63%,	04/30/2018	530,313
750,000	2.38%,	06/30/2018	786,094
3,850,000	1.50%,	08/31/2018	3,860,826
3,000,000	1.38%,	09/30/2018	2,986,875
3,000,000	1.38%,	12/31/2018	2,975,157
3,000,000	1.25%,	01/31/2019	2,951,952
1,000,000	1.38%,	02/28/2019	989,062
750,000	3.13%,	05/15/2019	813,926
4,550,000	1.00%,	08/31/2019	4,356,625
2,000,000	1.25%,	10/31/2019	1,939,844
3,870,000	3.63%,	02/15/2020	4,317,167
1,000,000	1.13%,	04/30/2020(b)	950,938
2,175,000	3.50%,	05/15/2020	2,406,263
2,400,000	2.63%,	08/15/2020	2,508,000
1,000,000	2.63%,	11/15/2020	1,041,953
1,900,000	3.63%,	02/15/2021(b)	2,111,820
1,000,000	3.13%,	05/15/2021	1,073,828
750,000	8.13%,	05/15/2021	1,083,281
2,700,000	2.13%,	08/15/2021	2,689,033
2,000,000	2.00%,	11/15/2021	1,965,468
650,000	8.00%,	11/15/2021	942,348
1,000,000	2.00%,	02/15/2022(b)	978,047
2,000,000	1.75%,	05/15/2022	1,907,032
700,000	1.63%,	08/15/2022	656,742
2,650,000	7.25%,	08/15/2022	3,740,019
2,500,000	1.63%,	11/15/2022	2,333,790
1,800,000	6.25%,	08/15/2023	2,415,375
300,000	7.50%,	11/15/2024	444,938
1,100,000	6.88%,	08/15/2025	1,575,062
750,000	6.75%,	08/15/2026	1,073,906
600,000	6.38%,	08/15/2027	840,000
1,900,000	6.13%,	11/15/2027	2,607,157
2,500,000	5.25%,	11/15/2028	3,178,125
1,200,000	6.13%,	08/15/2029	1,669,313
750,000	6.25%,	05/15/2030	1,062,539
1,500,000	5.38%,	02/15/2031	1,953,984
5,950,000	4.50%,	02/15/2036	7,085,147
2,000,000	4.75%,	02/15/2037	2,467,500
1,500,000	4.38%,	02/15/2038	1,756,407

Principal Amount				Value

U.S. Treasury Bonds and Notes — (continued)
$ 1,750,000	4.50%,	05/15/2038	$	2,087,969
1,100,000	3.50%,	02/15/2039		1,117,875
3,200,000	4.38%,	11/15/2039		3,751,002
3,500,000	4.63%,	02/15/2040		4,265,079
2,775,000	4.38%,	05/15/2040		3,254,553
3,650,000	3.88%,	08/15/2040		3,945,424
3,750,000	4.38%,	05/15/2041		4,398,045
3,500,000	3.13%,	11/15/2041		3,281,250
1,750,000	3.13%,	02/15/2042		1,638,437
7,450,000	2.75%,	08/15/2042		6,430,281
1,000,000	2.88%,	05/15/2043		885,016

TOTAL U.S. TREASURY BONDS AND NOTES — 34.73%
(Cost $330,022,248)		$331,456,653

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.48%
3,440,000	Repurchase agreement (principal amount/value $3,440,000 with a maturity value of $3,440,032) with Merrill Lynch, Pierce, Fenner & Smith, 0.11%, dated 6/28/13, to be repurchased at $3,440,032 on 7/1/13, collateralized by a Government National Mortgage Association Security, 3.00%, 11/15/42, with a value of $3,508,801.	3,440,000

4,811,397	Undivided interest of 13.87% in a repurchase agreement (principal amount/value $34,694,829 with a maturity value of $34,695,176) with Citigroup Global Markets Inc, 0.12%, dated 6/28/13 to be repurchased at $4,811,397 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 6.25%, 7/3/13 - 5/15/37, with a value of $35,388,862. (e)	4,811,397

1,012,910	Undivided interest of 7.91% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $1,012,910 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% -3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (e)	1,012,910

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value
Reverse Repurchase Agreements — (continued)
$ 4,811,398	Undivided interest of 9.77% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $4,811,398 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (e)	$	4,811,398

4,811,398	Undivided interest of 9.81% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $4,811,398 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16-2/13/17, with a value of $50,044,241. (e)		4,811,398

Principal Amount			Value
Reverse Repurchase Agreements — (continued)
$ 4,811,397	Undivided interest of 9.93% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $4,811,397 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (e)	$	4,811,397

TOTAL SHORT TERM INVESTMENTS — 2.48%
(Cost $23,698,500)		$	23,698,500

TOTAL INVESTMENTS — 101.32%
(Cost $965,303,694)		$	966,814,508

OTHER ASSETS & LIABILITIES, NET — (1.32)%		$	(12,551,867)

TOTAL NET ASSETS — 100.00%		$	954,262,641

(a)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $64,198,695 and $64,360,512, respectively, representing 6.74% of net assets.
(b)	A portion or all of the security is on loan at June 28, 2013.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(d)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $1,393,752 and $1,554,573, respectively, representing 0.16% of net assets.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Bond Index Fund

ASSETS:
Investments in securities, fair value (including $19,840,083 of securities on loan)(a)	$943,116,008
Reverse repurchase agreements, fair value(b)	23,698,500
Cash	159,068
Interest receivable	6,518,297
Subscriptions receivable	4,746,361
Receivable for investments sold	7,182,723

Total Assets	985,420,957

LIABILITIES:
Payable to investment adviser	369,644
Payable upon return of securities loaned	20,258,500
Redemptions payable	640,427
Payable for investments purchased	9,889,513
Payable for distribution fees	232

Total Liabilities	31,158,316

NET ASSETS	$954,262,641

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,100,133
Paid-in capital in excess of par	940,752,926
Net unrealized appreciation on investments	1,510,814
Undistributed net investment income	744,587
Accumulated net realized gain on investments	4,154,181

TOTAL NET ASSETS	$954,262,641

TOTAL NET ASSETS BY CLASS
Initial Class	$953,017,400

Class L	$1,245,241

CAPITAL STOCK:
Authorized
Initial Class	130,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	70,867,092
Class L	134,233

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.45

Class L	$9.28

(a) Cost of investments	$941,605,194
(b) Cost of reverse repurchase agreements	$23,698,500

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Bond Index Fund

INVESTMENT INCOME:
Interest	$10,809,436
Income from securities lending	11,669

Total Income	10,821,105

EXPENSES:
Management fees	2,290,867
Distribution fees - Class L	1,889

Total Expenses	2,292,756

Less amount waived by distributor - Class L	16

Net Expenses	2,292,740

NET INVESTMENT INCOME	8,528,365

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,965,706
Net change in unrealized depreciation on investments	(35,008,333)

Net Realized and Unrealized Loss on Investments	(33,042,627)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,514,262)

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Bond Index Fund

OPERATIONS:
Net investment income	$8,528,365	$16,785,738
Net realized gain on investments	1,965,706	9,956,670
Net change in unrealized appreciation (depreciation) on investments	(35,008,333)	1,948,248

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,514,262)	28,690,656

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,770,287)	(19,089,706)
Class L	(13,491)	(50,229)

From net investment income	(7,783,778)	(19,139,935)

From net realized gains
Initial Class	–	(6,435,515)
Class L	–	(16,171)

From net realized gains	0	(6,451,686)

Total Distributions	(7,783,778)	(25,591,621)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	257,936,082	456,094,871
Class L	624,061	1,544,396
Shares issued in reinvestment of distributions
Initial Class	7,770,287	25,525,221
Class L	13,491	66,400
Shares redeemed
Initial Class	(126,916,784)	(285,114,552)
Class L	(850,834)	(543,184)

Net Increase in Net Assets Resulting from Capital Share Transactions	138,576,303	197,573,152

Total Increase in Net Assets	106,278,263	200,672,187

NET ASSETS:
Beginning of period	847,984,378	647,312,191

End of period (a)	$954,262,641	$847,984,378

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	18,647,618	32,568,859
Class L	65,191	156,860
Shares issued in reinvestment of distributions
Initial Class	571,463	1,832,697
Class L	1,426	6,859
Shares redeemed
Initial Class	(9,199,406)	(20,336,865)
Class L	(88,958)	(55,219)

Net Increase	9,997,334	14,173,191

(a) Including undistributed net investment income:	$744,587	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011	2010	2009	2008
Great-West Bond Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$13.91		$13.83	$13.29	$13.10	$12.96	$12.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.31 (a)	0.37	0.45	0.54	0.58
Net realized and unrealized gain (loss)	(0.48)		0.23	0.58	0.39	0.25	0.21

Total From Investment Operations	(0.35)		0.54	0.95	0.84	0.79	0.79

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.35)	(0.37)	(0.45)	(0.54)	(0.58)
From net realized gains	–		(0.11)	(0.04)	(0.20)	(0.11)	–

Total Distributions	(0.11)		(0.46)	(0.41)	(0.65)	(0.65)	(0.58)

NET ASSET VALUE, END OF PERIOD	$13.45		$13.91	$13.83	$13.29	$13.10	$12.96

TOTAL RETURN(b)	(2.51%)	(c)	3.90%	7.21%	6.50%	6.18%	6.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$953,017		$846,480	$646,842	$438,040	$355,602	$274,554
Ratio of expenses to average net assets	0.50%	(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.86%	(d)	2.24%	2.87%	3.43%	4.27%	4.60%
Portfolio turnover rate(e)	20%	(c)	44%	29%	48%	34%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011(a)
Great-West Bond Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.61		$9.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.19 (b)	0.48
Net realized and unrealized gain (loss)	(0.33)		0.16	(0.17)

Total From Investment Operations	(0.25)		0.35	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.42)	(0.48)
From net realized gains	–		(0.11)	(0.04)

Total Distributions	(0.08)		(0.53)	(0.52)

NET ASSET VALUE, END OF PERIOD	$9.28		$9.61	$9.79

TOTAL RETURN(c) (d)	(2.65%)	(e)	3.65%	3.15%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,245		$1,504	$470
Ratio of expenses to average net assets
Before waiver	0.75%	(f)	0.75%	0.75%	(f)
After waiver	0.75%	(f)	0.75%	0.73%	(f)
Ratio of net investment income to average net assets
Before waiver	1.62%	(f)	1.96%	2.41%	(f)
After waiver	1.62%	(f)	1.96%	2.43%	(f)
Portfolio turnover rate(g)	20%	(e)	44%	29%	(e)

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 28, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

The Great-West Funds enter into transactions with several approved counterparties. These transactions and agreements include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 28, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Reverse Repurchase Agreements	$ 3,440,000	$ -	$ 3,440,000	$ (3,440,000)	$ -	$ -

Total Investments	$ 3,440,000	$ 0	$ 3,440,000	$ (3,440,000)	$ 0	$ 0

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $91,803,075 and $28,757,686, respectively.

Semi-Annual Report - June 28, 2013

For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $233,515,623 and $150,608,828, respectively.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $965,305,848. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $18,789,190 and gross depreciation of securities in which there was an excess of tax cost over value of $17,280,530 resulting in net appreciation of $1,508,660.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $19,840,083 and received collateral of $20,258,500 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that the Fund trailed the performance of its index for the one-, three- and ten-year periods ended December 31, 2012 primarily due to the Fund’s expenses and the Fund was in the fourth, fourth, third and third quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2012, respectively (the first quartile being the best performers and the fourth quartile being the worst performers) The Board also considered the Fund’s long term rating analysis and Morningstar rating and determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest or among the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013